Tax On Profit On Ordinary Activities - Rate Reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit on ordinary activities before taxation	£ 24,113	£ 26,980	£ 114,163
Profit on ordinary activities at U.K. statutory rate	6,028	6,745	23,403
Differences in overseas tax rates	(3,624)	(5,094)	(267)
Impact of share-based compensation	4,109	4,182	1,390
Derecognition of previously recognised tax losses	1,422	0	0
Non taxable fair value movement on financial liabilities	(1,642)	(2,338)	(2,430)
Tax incentives and non deductible items	(1,024)	(663)	(867)
Adjustments related to prior periods	220	2,760	(354)
Tax on unremitted earnings/withholding tax on dividends	(2,588)	2,373	1,209
Impact of rate change on deferred tax	0	1,893	(2,084)
Total tax expense (income)	£ 2,901	£ 9,858	£ 20,000
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit on ordinary activities at U.K. statutory rate	25.00%	25.00%	20.50%
Differences in overseas tax rates	(15.00%)	(18.90%)	(0.20%)
Impact of share-based compensation	17.00%	15.50%	1.20%
Derecognition of previously recognised tax losses	5.90%	0.00%	0.00%
Non taxable fair value movement on financial liabilities	(6.80%)	(8.70%)	(2.10%)
Tax incentives and non deductible items	(4.20%)	(2.50%)	(0.80%)
Adjustments related to prior periods	0.90%	10.20%	(0.30%)
Tax on unremitted earnings/withholding tax on dividends	(10.70%)	8.80%	1.10%
Impact of rate change on deferred tax	0.00%	7.00%	(1.80%)
Total	12.00%	36.50%	17.50%